UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022
Advent Claymore Convertible Securities and Income Fund II
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2015 – July 31, 2015

Item 1.  Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 17.3%
Consumer, Cyclical - 5.3%
General Motors Co.1	90,859	$2,862,968
Wal-Mart Stores, Inc.1	38,400	2,764,032
MGM Resorts International*,1	103,700	2,034,594
Bayerische Motoren Werke AG1	18,667	1,882,993
Diamond Resorts International, Inc.*	33,600	1,053,024
Faurecia	26,903	1,039,292
American Airlines Group, Inc.2	25,300	1,014,530
Total Consumer, Cyclical		12,651,433
Consumer, Non-cyclical - 5.2%
Allergan plc	3,015	3,353,071
Cigna Corp.1	19,181	2,763,215
Gilead Sciences, Inc.	11,700	1,378,962
Biogen, Inc.*	4,000	1,275,120
Roche Holding AG	4,000	1,161,586
Mylan N.V.*,1	18,700	1,047,013
Perrigo Company plc	4,700	903,340
GlaxoSmithKline plc ADR1	15,400	668,976
Total Consumer, Non-cyclical		12,551,283
Technology - 2.4%
Xilinx, Inc.1	42,411	1,770,660
Intel Corp.1	42,000	1,215,900
Atmel Corp.1	135,000	1,117,800
QUALCOMM, Inc.1	16,900	1,088,191
Synchronoss Technologies, Inc.*,1	13,198	630,864
Total Technology		5,823,415
Financial - 1.7%
Citigroup, Inc.1	30,400	1,777,184
ING Groep N.V.	85,752	1,467,571
NorthStar Realty Finance Corp. REIT1	48,675	778,800
Total Financial		4,023,555
Industrial - 1.2%
Deutsche Post AG1	52,000	1,581,085
Koninklijke Philips N.V.	44,137	1,234,480
Total Industrial		2,815,565
Basic Materials - 0.8%
BASF SE1	22,500	1,952,685
Energy - 0.7%
Occidental Petroleum Corp.1	15,000	1,053,000
Royal Dutch Shell plc — Class B ADR1	9,600	558,240
Total Energy		1,611,240
Total Common Stocks
(Cost $42,639,883)		41,429,176
CONVERTIBLE PREFERRED STOCKS† - 12.2%
Financial - 3.5%
Wells Fargo & Co.
7.50%1,3	4,519	5,387,145
American Tower Corp.
5.25% due 05/15/171	21,900	2,267,745
5.50% due 02/15/181	9,403	954,122
Total Financial		8,609,012
Communications - 3.4%
Frontier Communications Corp.
11.13% due 06/29/181	82,806	8,094,287
Total Communications		8,094,287

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 12.2% (continued)
Consumer, Non-cyclical - 3.3%
Tyson Foods, Inc.
4.75% due 07/15/171	74,987	$4,045,549
Anthem, Inc.
5.25% due 05/01/181	75,890	3,890,121
Total Consumer, Non-cyclical		7,935,670
Utilities - 0.9%
Dominion Resources, Inc.
6.38% due 07/01/171	42,510	2,145,905
Total Utilities		2,145,905
Basic Materials - 0.4%
Alcoa, Inc.
5.38% due 10/01/171	24,764	893,485
Energy - 0.4%
Southwestern Energy Co.
6.25% due 01/15/18	19,850	853,550
Industrial - 0.3%
Stanley Black & Decker, Inc.
6.25% due 11/17/161	6,100	728,218
Total Convertible Preferred Stocks
(Cost $29,893,338)		29,260,127
SHORT TERM INVESTMENTS† - 2.4%
Goldman Sachs Financial Prime Obligations - Administration Share Class4	5,611,695	5,611,695
Total Short Term Investments
(Cost $5,611,695)		5,611,695

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 91.7%
Financial - 23.5%
Element Financial Corp.
4.25% due 06/30/20	3,158,000 CAD	2,694,477
5.13% due 06/30/195	2,399,000 CAD	2,323,487
Colony Capital, Inc.
3.88% due 01/15/211	4,623,000	4,686,566
IMMOFINANZ AG
1.50% due 09/11/191	2,400,000 EUR	3,145,508
Billion Express Investments Ltd.
0.75% due 10/18/151	3,000,000	3,003,750
Forest City Enterprises, Inc.
3.63% due 08/15/201	2,612,000	2,930,338
Azimut Holding SpA
2.13% due 11/25/20	2,200,000 EUR	2,889,461
Conwert Immobilien Invest SE
4.50% due 09/06/18	1,900,000 EUR	2,450,204
Fidelity National Financial, Inc.
4.25% due 08/15/181	1,096,000	2,346,125
Starwood Property Trust, Inc.
4.00% due 01/15/191	1,993,000	2,132,510
Deutsche Wohnen AG
0.88% due 09/08/21	1,400,000 EUR	1,976,953
Air Lease Corp.
3.88% due 12/01/181	1,447,000	1,973,346
American Realty Capital Properties, Inc.
3.00% due 08/01/18	2,000,000	1,898,750

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 91.7% (continued)
Financial - 23.5% (continued)
Haniel Finance Deutschland GmbH
0.00% due 05/12/201,6	1,600,000 EUR	$1,831,842
Magyar Nemzeti Vagyonkezelo Zrt
3.38% due 04/02/191	1,500,000 EUR	1,799,801
Tong Jie Ltd.
0.00% due 02/18/186	13,000,000 HKD	1,729,325
Criteria CaixaHolding S.A.
1.00% due 11/25/171	1,400,000 EUR	1,691,802
AYC Finance Ltd.
0.50% due 05/02/191	1,525,000	1,648,906
Radian Group, Inc.
2.25% due 03/01/191	912,000	1,593,720
PRA Group, Inc.
3.00% due 08/01/201	1,346,000	1,544,535
BNP Paribas S.A.
0.25% due 09/27/161	1,200,000 EUR	1,445,144
Unite Jersey Issuer Ltd.
2.50% due 10/10/181	700,000 GBP	1,422,568
Aabar Investments PJSC
1.00% due 03/27/22	1,200,000 EUR	1,405,370
Hansteen Jersey Securities Ltd.
4.00% due 07/15/18	800,000 EUR	1,400,950
Swiss Life Holding AG
0.00% due 12/02/206	1,125,000 CHF	1,376,840
British Land White 2015 Ltd.
0.00% due 06/09/206	800,000 GBP	1,262,382
Haitong International Securities Group, Ltd.
1.25% due 11/04/19	7,000,000 HKD	945,677
Host Hotels & Resorts, LP
2.50% due 10/15/291,5	350,000	534,406
Total Financial		56,084,743
Communications - 16.2%
Ctrip.com International Ltd.
1.25% due 10/15/181	4,058,000	4,598,221
Alcatel Lucent
0.00% due 01/30/191,6	849,000 EUR	4,323,324
4.25% due 07/01/181	210,000 EUR	958,910
Twitter, Inc.
1.00% due 09/15/211,5	4,919,000	4,282,604
Priceline Group, Inc.
1.00% due 03/15/181	1,809,000	2,538,254
0.90% due 09/15/211,5	1,675,000	1,631,031
Yahoo!, Inc.
0.00% due 12/01/181,6	3,331,000	3,399,702
SINA Corp.
1.00% due 12/01/181	3,500,000	3,287,812
Ciena Corp.
0.88% due 06/15/171	2,000,000	2,027,500
4.00% due 12/15/201	662,000	971,899
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25% due 12/01/401,5	2,587,000	2,787,493
FireEye, Inc.
1.00% due 06/01/351,5	1,938,000	1,996,140
Liberty Media Corp.
1.38% due 10/15/231	1,894,000	1,837,180

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 91.7% (continued)
Communications - 16.2% (continued)
Telecom Italia Finance S.A.
6.13% due 11/15/161	1,000,000 EUR	$1,685,051
Qihoo 360 Technology Company Ltd.
0.50% due 08/15/201,5	1,678,000	1,519,639
Yandex N.V.
1.13% due 12/15/18	1,028,000	872,515
Total Communications		38,717,275
Consumer, Non-cyclical - 12.9%
Omnicare, Inc.
3.25% due 12/15/351	2,500,000	3,150,000
Hologic, Inc.
0.00% due 12/15/431,7,8	2,300,000	2,886,500
Brookdale Senior Living, Inc.
2.75% due 06/15/181	1,643,000	2,076,341
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/201	1,195,000	2,015,816
Isis Pharmaceuticals, Inc.
1.00% due 11/15/211,5	1,840,000	1,957,300
HealthSouth Corp.
2.00% due 12/01/431	1,394,000	1,766,895
Molina Healthcare, Inc.
1.63% due 08/15/44	1,262,000	1,751,025
Jazz Investments I Ltd.
1.88% due 08/15/211,5	1,180,000	1,439,600
Gilead Sciences, Inc.
1.63% due 05/01/161	251,000	1,304,574
Wright Medical Group, Inc.
2.00% due 02/15/205	1,201,000	1,275,312
Ablynx N.V.
3.25% due 05/27/20	900,000 EUR	1,243,056
Qiagen N.V.
0.88% due 03/19/21	1,000,000	1,169,450
J Sainsbury plc
1.25% due 11/21/19	700,000 GBP	1,153,795
DP World Ltd.
1.75% due 06/19/241	1,000,000	1,105,000
NuVasive, Inc.
2.75% due 07/01/171	786,000	1,104,822
Illumina, Inc.
0.50% due 06/15/211	827,000	1,015,659
Euronet Worldwide, Inc.
1.50% due 10/01/441,5	830,000	974,731
Temp Holdings, Co.
0.00% due 09/19/186	64,000,000 JPY	923,492
Array BioPharma, Inc.
3.00% due 06/01/201	695,000	771,884
Macquarie Infrastructure Company LLC
2.88% due 07/15/191	627,000	749,657
Theravance, Inc.
2.13% due 01/15/231	537,000	464,505

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 91.7% (continued)
Consumer, Non-cyclical - 12.9% (continued)
Spectranetics Corp.
2.63% due 06/01/34	447,000	$398,109
Total Consumer, Non-cyclical		30,697,523
Technology - 12.0%
Synchronoss Technologies, Inc.
0.75% due 08/15/191	2,343,000	2,719,344
Microchip Technology, Inc.
1.63% due 02/15/251,5	2,652,000	2,506,139
SanDisk Corp.
0.50% due 10/15/201	1,546,000	1,551,798
1.50% due 08/15/171	684,000	908,865
ON Semiconductor Corp.
1.00% due 12/01/201,5	2,248,000	2,181,965
Cornerstone OnDemand, Inc.
1.50% due 07/01/181	2,065,000	2,095,975
Lam Research Corp.
0.50% due 05/15/161	1,550,000	1,964,625
Proofpoint, Inc.
0.75% due 06/15/201,5	1,778,000	1,943,576
Verint Systems, Inc.
1.50% due 06/01/21	1,606,000	1,789,686
ServiceNow, Inc.
0.00% due 11/01/181,6	1,394,000	1,727,689
Ingenico Group
0.00% due 06/26/226	753,200 EUR	1,523,127
Intel Corp.
3.48% due 12/15/351	1,229,000	1,449,452
Red Hat, Inc.
0.25% due 10/01/191,5	1,129,000	1,421,129
NVIDIA Corp.
1.00% due 12/01/181	1,195,000	1,374,250
ASM Pacific Technology Ltd.
2.00% due 03/28/191	10,000,000 HKD	1,344,762
Akamai Technologies, Inc.
0.00% due 02/15/191,6	1,040,000	1,132,955
Micron Technology, Inc.
3.00% due 11/15/431	1,174,000	1,099,158
Total Technology		28,734,495
Industrial - 10.2%
Cemex SAB de CV
3.72% due 03/15/201,5	4,442,000	4,569,708
Deutsche Post AG
0.60% due 12/06/19	1,700,000 EUR	2,563,992
OSG Corp.
0.00% due 04/04/226	140,000,000 JPY	1,827,757
Larsen & Toubro Ltd.
0.68% due 10/22/19	1,646,000	1,769,450
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/191	1,500,000	1,702,223
BW Group Ltd.
1.75% due 09/10/19	1,800,000	1,656,000
Ebara Corp.
0.00% due 03/19/181,6	167,000,000 JPY	1,644,457
MISUMI Group, Inc.
0.00% due 10/22/181,6	1,300,000	1,465,750

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 91.7% (continued)
Industrial - 10.2% (continued)
Zhen Ding Technology Holding Ltd.
0.00% due 06/26/191,6	1,300,000	$1,371,500
Daifuku Co., Ltd.
0.00% due 10/02/176	125,000,000 JPY	1,297,722
Implenia AG
0.50% due 06/30/22	1,020,000 CHF	1,076,567
Yaskawa Electric Corp.
0.00% due 03/16/171,6	95,000,000 JPY	1,021,732
Mitsui OSK Lines, Ltd.
0.00% due 04/24/206	1,000,000	890,500
Vishay Intertechnology, Inc.
2.25% due 11/15/401	879,000	821,865
Fluidigm Corp.
2.75% due 02/01/341	910,000	768,950
Total Industrial		24,448,173
Consumer, Cyclical - 9.5%
Steinhoff Finance Holdings GmbH
4.00% due 01/30/211	1,100,000 EUR	1,801,735
1.25% due 08/11/22	900,000 EUR	998,044
Jarden Corp.
1.50% due 06/15/191	1,790,000	2,639,131
Faurecia
3.25% due 01/01/181	6,117,000 EUR	2,415,441
Sonae Investments B.V.
1.63% due 06/11/19	2,100,000 EUR	2,381,091
Sony Corp.
0.00% due 09/30/226	240,000,000 JPY	2,070,378
Iconix Brand Group, Inc.
2.50% due 06/01/161	1,002,000	993,233
1.50% due 03/15/181	1,020,000	983,662
Resorttrust, Inc.
0.00% due 12/01/216	190,000,000 JPY	1,752,088
Toray Industries, Inc.
0.00% due 08/30/196	130,000,000 JPY	1,249,950
International Consolidated Airlines Group S.A.
1.75% due 05/31/181	500,000 EUR	980,610
NHK Spring Co. Ltd.
0.00% due 09/20/196	800,000	879,200
Volkswagen International Finance N.V.
5.50% due 11/09/151,5	700,000 EUR	839,985
Standard Pacific Corp.
1.25% due 08/01/321	630,000	770,963
Sekisui House Co.
0.00% due 07/05/161,6	50,000,000 JPY	749,627
Fiat Chrysler Automobiles N.V.
7.88% due 12/15/161	4,200	574,350

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 91.7% (continued)
Consumer, Cyclical - 9.5% (continued)
LGI Homes, Inc.
4.25% due 11/15/195	500,000	$566,250
Total Consumer, Cyclical		22,645,738
Energy - 3.4%
SunEdison, Inc.
0.25% due 01/15/201,5	3,083,000	3,198,612
2.63% due 06/01/231,5	1,612,000	1,465,912
Whiting Petroleum Corp.
1.25% due 04/01/201,5	1,932,000	1,682,048
CaixaBank S.A.
4.50% due 11/22/161	1,200,000 EUR	1,140,557
Helix Energy Solutions Group, Inc.
3.25% due 03/15/32	500,000	430,000
Chesapeake Energy Corp.
2.25% due 12/15/381	392,000	318,500
Total Energy		8,235,629
Utilities - 1.8%
CenterPoint Energy, Inc.
3.94% due 12/15/151,7	33,131	2,298,463
ENN Energy Holdings Ltd.
0.00% due 02/26/186	1,750,000	2,082,500
Total Utilities		4,380,963
Basic Materials - 1.2%
Royal Gold, Inc.
2.88% due 06/15/191	2,250,000	2,216,250
B2Gold Corp.
3.25% due 10/01/18	825,000	685,781
ShengdaTech, Inc.
6.50% due 12/15/15†††,1,5,9,10	2,840,000	5,680
Total Basic Materials		2,907,711
Diversified - 1.0%
Horizon Pharma Investment Ltd.
2.50% due 03/15/221,5	1,050,000	1,512,657
Misarte
3.25% due 01/01/161	477,500 EUR	948,959
Total Diversified		2,461,616
Total Convertible Bonds
(Cost $219,403,105)		219,313,866
CORPORATE BONDS†† - 43.9%
Consumer, Non-cyclical - 8.5%
HCA, Inc.
6.50% due 02/15/201	1,700,000	1,905,063
5.00% due 03/15/241	1,320,000	1,377,750
5.88% due 03/15/221	1,000,000	1,098,750
Tenet Healthcare Corp.
6.00% due 10/01/201	3,200,000	3,487,999
Prospect Medical Holdings, Inc.
8.38% due 05/01/191,5	2,264,000	2,405,500
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	1,125,000	1,174,219
Land O'Lakes Capital Trust I
7.45% due 03/15/281,5	1,000,000	1,075,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 43.9% (continued)
Consumer, Non-cyclical - 8.5% (continued)
United Rentals North America, Inc.
5.75% due 11/15/241	990,000	$972,675
Omnicare, Inc.
5.00% due 12/01/241	825,000	878,625
HealthSouth Corp.
5.13% due 03/15/231	825,000	828,094
R&R Ice Cream plc
5.50% due 05/15/201,5	470,000 GBP	757,345
Sotheby's
5.25% due 10/01/221,5	750,000	736,875
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/251,5	660,000	691,350
Ahern Rentals, Inc.
7.38% due 05/15/231,5	660,000	627,000
Cenveo Corp.
8.50% due 09/15/225	750,000	601,875
Novasep Holding SAS
8.00% due 12/15/161,5	575,000	567,813
DPx Holdings BV
7.50% due 02/01/221,5	375,000	395,156
Jurassic Holdings III, Inc.
6.88% due 02/15/215	330,000	232,650
Live Nation Entertainment, Inc.
7.00% due 09/01/201,5	180,000	192,150
Sterigenics-Nordion Holdings LLC
6.50% due 05/15/235	165,000	169,125
Concordia Healthcare Corp.
7.00% due 04/15/235	165,000	168,506
Total Consumer, Non-cyclical		20,343,520
Basic Materials - 6.8%
Celanese US Holdings LLC
5.88% due 06/15/211	3,431,000	3,654,015
4.63% due 11/15/221	825,000	814,688
Ashland, Inc.
4.75% due 08/15/221	4,276,000	4,329,450
Steel Dynamics, Inc.
5.13% due 10/01/211	1,080,000	1,082,700
Sappi Papier Holding GmbH
6.63% due 04/15/211,5	800,000	834,000
Commercial Metals Co.
4.88% due 05/15/231	904,000	831,680
St. Barbara Ltd.
8.88% due 04/15/185	750,000	680,625
Compass Minerals International, Inc.
4.88% due 07/15/241,5	660,000	650,100
First Quantum Minerals Ltd.
7.00% due 02/15/211,5	826,000	633,955
Appvion, Inc.
9.00% due 06/01/201,5	1,125,000	624,375
TPC Group, Inc.
8.75% due 12/15/201,5	660,000	595,650
Verso Paper Holdings LLC / Verso Paper, Inc.
11.75% due 01/15/19	1,330,000	585,300

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 43.9% (continued)
Basic Materials - 6.8% (continued)
A Schulman, Inc.
6.88% due 06/01/231,5	440,000	$447,700
Hexion, Inc.
8.88% due 02/01/18	495,000	433,125
Total Basic Materials		16,197,363
Industrial - 6.3%
Sanmina Corp.
4.38% due 06/01/191,5	1,350,000	1,373,624
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/201	1,155,000	1,198,313
Energizer Holdings, Inc.
5.50% due 06/15/251,5	1,155,000	1,131,900
MasTec, Inc.
4.88% due 03/15/231	1,230,000	1,079,325
Eletson Holdings
9.63% due 01/15/221,5	990,000	965,249
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc
7.38% due 01/15/221,5	750,000	642,188
8.13% due 02/15/191	375,000	297,656
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/211,5	875,000	865,156
Waterjet Holdings, Inc.
7.63% due 02/01/201,5	825,000	851,813
Ball Corp.
5.25% due 07/01/251	825,000	830,610
Cleaver-Brooks, Inc.
8.75% due 12/15/191,5	825,000	787,875
Teekay Corp.
6.01% due 10/09/1511	6,000,000 NOK	740,880
Casella Waste Systems, Inc.
7.75% due 02/15/191	705,000	720,517
Boise Cascade Co.
6.38% due 11/01/201	650,000	686,563
Quintiles Transnational Corp.
4.88% due 05/15/231,5	661,000	672,151
Masco Corp.
4.45% due 04/01/251	660,000	663,300
Dispensing Dynamics International
12.50% due 01/01/181,5	575,000	589,375
KLX, Inc.
5.88% due 12/01/221,5	495,000	499,950
Pfleiderer GmbH
7.88% due 08/01/191,5	375,000 EUR	433,999
Total Industrial		15,030,444
Communications - 5.8%
Equinix, Inc.
4.88% due 04/01/201	1,200,000	1,236,000
5.75% due 01/01/251	1,155,000	1,166,550
Sprint Corp.
7.88% due 09/15/231	1,174,000	1,128,507

	Face
	Amount~	Value
CORPORATE BONDS†† - 43.9% (continued)
Communications - 5.8% (continued)
Sprint Communications, Inc.
9.00% due 11/15/181,5	655,000	$735,238
6.00% due 11/15/221	330,000	290,730
Radio One, Inc.
7.38% due 04/15/221,5	1,000,000	981,250
EarthLink Holdings Corp.
7.38% due 06/01/201	825,000	862,124
Numericable-SFR SAS
4.88% due 05/15/191,5	750,000	763,125
Wind Acquisition Finance S.A.
4.00% due 07/15/201	660,000 EUR	746,520
ViaSat, Inc.
6.88% due 06/15/201	662,000	703,375
Altice S.A.
7.75% due 05/15/221,5	689,000	695,890
Townsquare Media, Inc.
6.50% due 04/01/231,5	693,000	692,134
West Corp.
5.38% due 07/15/221,5	660,000	629,475
CenturyLink, Inc.
5.63% due 04/01/251,5	660,000	605,550
Frontier Communications Corp.
7.63% due 04/15/241	660,000	603,900
Starz LLC / Starz Finance Corp.
5.00% due 09/15/191	563,000	574,260
Telesat Canada / Telesat LLC
6.00% due 05/15/171,5	350,000	356,781
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.63% due 02/15/241,5	330,000	337,838
GCI, Inc.
6.88% due 04/15/251	330,000	337,425
Level 3 Financing, Inc.
5.38% due 05/01/251,5	330,000	321,750
iHeartCommunications, Inc.
11.25% due 03/01/211	188,000	180,245
Total Communications		13,948,667
Financial - 5.4%
Credit Agricole S.A.
7.88%1,3,5,11	3,525,000	3,668,276
Synovus Financial Corp.
7.88% due 02/15/191	2,102,000	2,375,260
Corrections Corporation of America
4.63% due 05/01/231	1,320,000	1,310,100
Credit Acceptance Corp.
7.38% due 03/15/231,5	990,000	1,022,175
CIT Group, Inc.
5.50% due 02/15/191,5	825,000	874,500
Ally Financial, Inc.
5.13% due 09/30/241	825,000	837,375
E*TRADE Financial Corp.
4.63% due 09/15/231	825,000	822,938
Kennedy-Wilson, Inc.
5.88% due 04/01/241	825,000	819,844
DuPont Fabros Technology, LP
5.63% due 06/15/231	330,000	327,525
5.88% due 09/15/211	300,000	309,750

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 43.9% (continued)
Financial - 5.4% (continued)
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/221,5	375,000	$361,875
Greystar Real Estate Partners LLC
8.25% due 12/01/221,5	150,000	159,000
Total Financial		12,888,618
Consumer, Cyclical - 4.8%
MGM Resorts International
5.25% due 03/31/201	1,000,000	1,017,500
6.00% due 03/15/231	825,000	841,500
Dana Holding Corp.
5.50% due 12/15/241	1,155,000	1,143,450
Churchill Downs, Inc.
5.38% due 12/15/211	1,050,000	1,081,499
Allied Specialty Vehicles, Inc.
8.50% due 11/01/191,5	750,000	795,000
Carlson Wagonlit BV
6.88% due 06/15/191,5	750,000	791,250
Levi Strauss & Co.
5.00% due 05/01/251	772,000	748,840
Speedway Motorsports, Inc.
5.13% due 02/01/231	660,000	656,700
Scientific Games International, Inc.
10.00% due 12/01/221	660,000	644,325
Travelex Financing plc
8.00% due 08/01/181,5	375,000 GBP	611,544
First Cash Financial Services, Inc.
6.75% due 04/01/211	495,000	522,225
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/221	495,000	466,538
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/231,5	450,000	455,063
Magnolia BC S.A.
9.00% due 08/01/205	375,000 EUR	445,393
Regal Entertainment Group
5.75% due 03/15/221	330,000	339,488
Brookfield Residential Properties, Inc.
6.38% due 05/15/251,5	330,000	322,575
VistaJet Malta Finance plc / VistaJet Company Finance LLC
7.75% due 06/01/201,5	330,000	307,725
Family Tree Escrow LLC
5.75% due 03/01/235	165,000	174,900
Total Consumer, Cyclical		11,365,515
Energy - 3.6%
Continental Resources, Inc.
4.50% due 04/15/231	1,155,000	1,074,229
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/201	990,000	1,049,400
CONSOL Energy, Inc.
5.88% due 04/15/221	1,235,000	965,616

	Face
	Amount~	Value
CORPORATE BONDS†† - 43.9% (continued)
Energy - 3.6% (continued)
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.00% due 05/15/231	974,000	$932,605
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
5.88% due 03/01/221	825,000	874,955
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
6.50% due 04/15/211	825,000	815,595
Tesoro Corp.
5.38% due 10/01/221	750,000	765,000
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
9.63% due 10/15/18	988,000	731,120
Energy XXI Gulf Coast, Inc.
11.00% due 03/15/201,5	660,000	499,950
Linn Energy LLC / Linn Energy Finance Corp.
7.75% due 02/01/211	673,000	397,070
Range Resources Corp.
4.88% due 05/15/251,5	330,000	318,038
W&T Offshore, Inc.
8.50% due 06/15/191	375,000	229,688
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23	66,000	68,145
Total Energy		8,721,411
Technology - 2.7%
First Data Corp.
11.75% due 08/15/21	957,950	1,089,668
11.25% due 01/15/211	694,000	772,075
12.63% due 01/15/21	415,000	481,400
Nuance Communications, Inc.
5.38% due 08/15/201,5	1,680,000	1,713,600
Audatex North America, Inc.
6.00% due 06/15/211,5	1,200,000	1,230,000
NCR Corp.
5.00% due 07/15/221	660,000	657,525
Project Homestake Merger Corp.
8.88% due 03/01/231,5	660,000	622,050
Total Technology		6,566,318
Total Corporate Bonds
(Cost $107,715,701)		105,061,856
SENIOR FLOATING RATE INTERESTS††,11 - 0.9%
Consumer, Non-cyclical - 0.6%
Sprint Industrial Holdings LLC
11.25% due 05/14/19	1,000,000	825,001

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,11 - 0.9% (continued)
Consumer, Non-cyclical - 0.6% (continued)
Caraustar Industries, Inc.
7.50% due 05/01/19	532,712	$533,821
Total Consumer, Non-cyclical		1,358,822
Basic Materials - 0.3%
Vertellus Specialties, Inc.
10.50% due 10/30/19	820,875	757,257
Total Senior Floating Rate Interests
(Cost $2,269,882)		2,116,079
Total Investments - 168.4%
(Cost $407,533,604)		$402,792,799

	Contracts
	(100 shares per contract)	Value
PUT OPTIONS WRITTEN† - 0.0%*,**
Put options on:
American Airlines Group, Inc. Expiring August 2015 with strike price of $40.00	168	$(22,680)
Total Put Options Written
(Premiums received $22,673)		(22,680)
CALL OPTIONS WRITTEN† - 0.0%*,**
Call options on:
American Airlines Group, Inc. Expiring August 2015 with strike price of $44.50	168	(3,360)
Total Call Options Written
(Premiums received $13,065)		(3,360)
Other Assets & Liabilities, net - (68.4)%		(163,620,585)
Total Net Assets - 100.0%		$239,146,174

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
*	Non-income producing security.
**	Less than 0.1%.
†	Value determined based on Level 1 inputs —See Notes.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Notes.
†††	Value determined based on Level 3 inputs —See Notes.
1	All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of July 31, 2015, the total value was $267,823,664.
2	All or a portion of these securities represent cover for outstanding written option. As of July 31, 2015, the total value of these positions segregated was $1,347,360.
3	Perpetual maturity.
4	All or a portion of these securities are reserved and/or pledged with the custodian for forward foreign currency exchange contracts. At July 31, 2015, the total amount segregated was $5,611,695.
5
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $85,007,380 (cost $89,250,061), or 35.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

6	Zero coupon rate security.
7	Security is a step-up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8	Security is an accreting bond until December 15, 2017 with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
9	Security is in default of interest and/or principal obligations.
10	Security was fair valued by the Valuation Committee at July 31, 2015. The total market value of fair valued securities amounts to $5,680, (cost $2,840,000) or less than 0.1% of total net assets.
11	Variable rate security. The rate shown is as of July 31, 2015.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

For information on the Advent Claymore Convertible Securities and Income Fund II’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Note 1 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Fund.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward foreign currency exchange contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in  accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of July 31, 2015.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward foreign currency exchange contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs.  Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between valuation levels during the period ended July 31, 2015.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2015:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Convertible Bonds	$-	$219,308,186	$5,680	$219,313,866
Corporate Bonds	-	105,061,856	-	$105,061,856
Senior Floating Rate Interests	-	2,116,079	-	$2,116,079
Convertible Preferred Stocks	29,260,127	-	-	$29,260,127
Common Stocks	41,429,176	-	-	$41,429,176
Short Term Investments	5,611,695	-	-	$5,611,695
Forward Foreign Currency Exchange Contracts	-	1,574,541	-	$1,574,541
Total	$76,300,998	$328,060,662	$5,680	$404,367,340

Liabilities:
Call Options Written	$3,360	$-	$-	$3,360
Put Options Written	22,680			$22,680
Forward Foreign Currency Exchange Contracts	-	58,649	-	$58,649
Total	$26,040	$58,649	$-	$84,689

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

The following table summarizes valuation techniques and inputs used in determining the fair value of holdings categorized as Level 3 at July 31, 2015:

	Ending balance as of	Valuation	Unobservable
Category	July 31, 2015	Technique	Inputs
Convertible Bond	$5,680	Last Available	Discount on Last
		Transaction	Transaction Price

A significant change in the unobservable inputs could result in significant changes in the fair value of the securities.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended July 31, 2015:

Level 3 Holdings	Convertible Bonds
Beginning Balance at 10/31/2014	$5,680
Ending Balance at 7/31/15	$5,680

Note 2 – Federal Income Taxes:
As of July 31, 2015, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$ 409,369,921	$13,653,389	$ (20,230,511)	$ (6,577,122)	$ 1,525,743

Note 3 – Forward Foreign Currency Exchange Contracts:
As of July 31, 2015, the following forward foreign currency exchange contracts were outstanding:

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value as of 7/31/15	Net Unrealized Appreciation/ (Depreciation)
CAD	330,000
for USD	267,703	The Bank of New York Mellon	9/16/2015	$267,703	$253,579	$14,124

CAD	5,561,000
for USD	4,511,199	The Bank of New York Mellon	9/16/2015	4,511,199	4,273,198	238,001

CAD	594,000
for USD	460,613	The Bank of New York Mellon	9/16/2015	460,613	456,443	4,170

CAD	500,000
for USD	405,610	The Bank of New York Mellon	9/16/2015	405,610	384,211	21,399

CHF	1,023,000
for USD	1,096,075	The Bank of New York Mellon	9/16/2015	1,096,075	1,066,116	29,959

CHF	1,322,000
for USD	1,372,262	The Bank of New York Mellon	9/16/2015	1,372,262	1,377,718	(5,456)

CHF	1,080,000
for USD	1,169,236	The Bank of New York Mellon	9/16/2015	1,169,236	1,125,518	43,718

EUR	1,498,000
for USD	1,690,635	The Bank of New York Mellon	9/16/2015	1,690,635	1,656,126	34,509

EUR	36,400,000
for USD	41,080,858	The Bank of New York Mellon	9/16/2015	41,080,858	40,242,306	838,552

EUR	201,000
for USD	226,037	The Bank of New York Mellon	9/16/2015	226,037	222,217	3,820

EUR	980,000
for USD	1,096,039	The Bank of New York Mellon	9/16/2015	1,096,039	1,083,447	12,592

EUR	269,000
for USD	297,756	The Bank of New York Mellon	9/16/2015	297,756	297,395	361

EUR	900,000
for USD	1,003,133	The Bank of New York Mellon	9/16/2015	1,003,133	995,002	8,131

EUR	700,000
for USD	772,429	The Bank of New York Mellon	9/16/2015	772,429	773,890	(1,461)

EUR	180,000
for USD	196,256	The Bank of New York Mellon	9/16/2015	196,256	199,000	(2,744)

EUR	220,000
for USD	242,106	The Bank of New York Mellon	9/16/2015	242,106	243,223	(1,117)

EUR	370,000
for USD	406,039	The Bank of New York Mellon	9/16/2015	406,039	409,056	(3,017)

EUR	2,818,525
for USD	3,110,805	The Bank of New York Mellon	8/4/2015	3,110,805	3,114,048	(3,243)

EUR	3,802,000
for USD	4,290,918	The Bank of New York Mellon	9/16/2015	4,290,918	4,203,331	87,587

EUR	539,000
for USD	612,564	The Bank of New York Mellon	9/16/2015	612,564	595,896	16,668

EUR	3,577,000
for USD	4,000,374	The Bank of New York Mellon	9/16/2015	4,000,374	3,954,580	45,794

EUR	1,972,000
for USD	2,210,454	The Bank of New York Mellon	9/16/2015	2,210,454	2,180,160	30,294

EUR	1,880,000
for USD	2,098,926	The Bank of New York Mellon	9/16/2015	2,098,926	2,078,449	20,477

EUR	425,000
for USD	470,433	The Bank of New York Mellon	9/16/2015	470,433	469,862	571

EUR	1,900,000
for USD	2,122,916	The Bank of New York Mellon	9/16/2015	2,122,916	2,100,560	22,356

EUR	295,000
for USD	321,641	The Bank of New York Mellon	9/16/2015	321,641	326,140	(4,499)

GBP	653,000
for USD	1,026,718	The Bank of New York Mellon	9/16/2015	1,026,718	1,018,663	8,055

GBP	227,000
for USD	356,712	The Bank of New York Mellon	9/16/2015	356,712	354,114	2,598

GBP	1,701,000
for USD	2,674,499	The Bank of New York Mellon	9/16/2015	2,674,499	2,653,517	20,982

GBP	772,000
for USD	1,213,823	The Bank of New York Mellon	9/16/2015	1,213,823	1,204,300	9,523

JPY	1,341,005,500
for USD	10,822,940	The Bank of New York Mellon	9/16/2015	10,822,940	10,830,512	(7,572)

JPY	130,000,000
for USD	1,050,536	The Bank of New York Mellon	9/16/2015	1,050,536	1,049,933	603

JPY	45,000,000
for USD	362,567	The Bank of New York Mellon	9/16/2015	362,567	363,439	(872)

JPY	97,000,000
for USD	781,962	The Bank of New York Mellon	9/16/2015	781,962	783,412	(1,450)

NOK	6,090,000
for USD	785,067	The Bank of New York Mellon	9/16/2015	785,067	748,381	36,686
						$1,520,099

Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value as of 7/31/15	Net Unrealized Appreciation/ (Depreciation)
CAD	50,000
for USD	40,473	The Bank of New York Mellon	9/16/2015	$40,473	$38,421	$(2,052)

CAD	546,000
for USD	433,429	The Bank of New York Mellon	9/16/2015	433,429	419,559	(13,870)

CHF	1,321,875
for USD	1,370,387	The Bank of New York Mellon	8/4/2015	1,370,387	1,375,377	4,990

EUR	930,000
for USD	1,038,299	The Bank of New York Mellon	9/16/2015	1,038,299	1,028,169	(10,130)

EUR	721,000
for USD	791,888	The Bank of New York Mellon	9/16/2015	791,888	797,107	5,219

EUR	850,000
for USD	938,991	The Bank of New York Mellon	9/16/2015	938,991	939,724	733

EUR	270,000
for USD	298,700	The Bank of New York Mellon	9/16/2015	298,700	298,501	(199)

EUR	2,819,000
for USD	3,113,089	The Bank of New York Mellon	9/16/2015	3,113,089	3,116,568	3,479

EUR	345,000
for USD	378,920	The Bank of New York Mellon	9/16/2015	378,920	381,417	2,497

EUR	1,200,000
for USD	1,320,576	The Bank of New York Mellon	9/16/2015	1,320,576	1,326,669	6,093

JPY	20,000,000
for USD	162,495	The Bank of New York Mellon	9/16/2015	162,495	161,528	(967)
						(4,207)

		Total unrealized appreciation for forward foreign currency exchange contracts				$1,515,892

Note 4 – Loan Commitments:
As of July 31, 2015, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
FMG Resources August 2006 Pty. Ltd.	06/30/2019	$ 660,000	$542,506

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund II

By:	/s/ Tracy V. Maitland Tracy V. Maitland President and Chief Executive Officer

Date:	September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland Tracy V. Maitland President and Chief Executive Officer

Date:	September 28, 2015

By:	/s/ Robert White Robert White Treasurer and Chief Financial Officer

Date:	September 28, 2015